Other Liabilities, Provisions and Commitments - Summary of Provisions and Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Provisions and other non-current liabilities [abstract]
Provisions	$ 7,983	$ 8,298
Taxes payable	227	371
Other	581	759
Total	$ 8,791	$ 9,428